RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Tables) - Kibali Jersey Limited [Member]	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Disclosure of detailed information about of transactions between related parties [text block]
Related parties	Nature of relationship
Randgold	Ultimate Joint Venture partner
AngloGold Ashanti	Ultimate Joint Venture partner
AngloGold Ashanti Holdings plc	Joint Venture partner
Randgold Resources (Kibali) Limited	Joint Venture partner
Randgold Resources Congo SPRL	Entity under common control (subsidiary of Randgold)
Société des Mines de Loulo SA	Entity under common control (subsidiary of Randgold)
Société des Mines de Tongon SA	Entity under common control (subsidiary of Randgold)
Société des Mines de Gounkoto SA	Entity under common control (subsidiary of Randgold)
Rand Refinery (Pty) Limited	Associate of AngloGold Ashanti
SOKIMO	Government interest in Kibali
KAS	Joint Venture
Isiro (Jersey) Limited	Joint Venture of Randgold
KGL Isiro SARL	Subsidiary of Isiro (Jersey) Limited

Disclosure of transactions between related parties [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Related party transactions
Management fee paid to Randgold	4,385	4,296	4,265
Refining fees to Rand Refinery (Pty) Limited	3,632	3,062	3,564
Interest received from SOKIMO	1,097	1,335	1,232
Shareholders interest received from KAS	1,846	2,105	2,254
Interest incurred to KAS on the finance lease liability	3,753	4,482	4,800

Amounts included in trade and other receivables owing by related parties
Rand Refinery (Pty) Limited	30,457	1,497	850
Loan to SOKIMO	18,827	17,381	16,046
Loan to Randgold Resources Congo SPRL	182	45	-
Loan to Randgold	-	942	-
Loan to KGL Isiro SARL	64	1	21
Loan to Société des Mines de Loulo SA	4	-	3
Loan to Société des Mines de Tongon SA	41	76	3
Loan to Société des Mines de Gounkoto SA	-	32	32
Amounts included in other investment in joint venture owing by related parties
Loan to KAS	25,660	28,830	31,086
Amounts included in loans and borrowings owed to related parties
Loan from Randgold	(860)	(2,197)	(1,802)
Finance lease liability with KAS	(47,946)	(55,017)	(59,753)